BASIC AND DILUTED INCOME PER SHARE - Additional Information (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Number of share options and warrants outstanding (in shares)	5,705,780	5,347,984	5,705,780	5,347,984	5,562,984	7,021,514
Shares issued and sold (in shares)	932,598	476,493	932,598	476,493
Employee Stock Option
Earnings per share [line items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)			4,625,394	727,137
Contingently Issuable Shares
Earnings per share [line items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)			0	1,382,338